Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Trading liabilities
Deposits
Repos	£ 33,911	£ 30,562
Collateral received	11,597	12,509
Other deposits	871	895
Total deposits	46,379	43,966
Debt securities in issue	251	257
Short positions in financial institution and corporate securities	1,098	1,379
Total short positions	12,215	10,491
Total	58,845	54,714
Trading assets
Loans
Reverse repos	28,165	27,127
Collateral given	6,335	7,367
Other loans	679	545
Total loans	35,179	35,039
Securities
Financial institutions and corporate	4,028	4,561
Total securities	21,527	13,878
Total	56,706	48,917
UNITED KINGDOM | Trading liabilities
Deposits
Short positions in government securities	2,346	2,680
UNITED KINGDOM | Trading assets
Securities
Central and local government securities	3,961	2,077
UNITED STATES | Trading liabilities
Deposits
Short positions in government securities	1,946	1,677
UNITED STATES | Trading assets
Securities
Central and local government securities	6,832	3,734
Other | Trading liabilities
Deposits
Short positions in government securities	6,825	4,755
Other | Trading assets
Securities
Central and local government securities	£ 6,706	£ 3,506